Performance Management	Dec. 29, 2025
ActivePassive Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2024 calendar year. The Average Annual Total Returns table shows how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of September 30, 2025 was 5.76%. During the period shown in the bar chart, the best performance for a quarter was 4.69% (for the quarter ended September 30, 2024) and the worst performance was -2.42% (for the quarter ended December 31, 2024).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	4.69%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(2.42%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.activepassive.com
Performance Availability Phone [Text]	1-800-617-0004
ActivePassive Intermediate Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2024 calendar year. The Average Annual Total Returns table shows how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance as well as a more narrowly tailored index. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2024 calendar year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance as well as a more narrowly tailored index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return for as of September 30, 2025 was 3.77%. During the period shown in the bar chart, the best performance for a quarter was 2.51% (for the quarter ended September 30, 2024) and the worst performance was -0.75% (for the quarter ended December 31, 2024).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.77%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	2.51%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(0.75%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.activepassive.com
Performance Availability Phone [Text]	1-800-617-0004
ActivePassive International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2024 calendar year. The Average Annual Total Returns table shows how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance as well as a more narrowly tailored index. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2024 calendar year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table shows how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance as well as a more narrowly tailored index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return for as of September 30, 2025 was 26.99%. During the period shown in the bar chart, the best performance for a quarter was 7.18% (for the quarter ended September 30, 2024) and the worst performance was -5.96% (for the quarter ended December 31, 2024).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	26.99%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	7.18%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(5.96%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.activepassive.com
Performance Availability Phone [Text]	1-800-617-0004
ActivePassive U.S. Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2024 calendar year. The Average Annual Total Returns table shows how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return for as of September 30, 2025 was 14.07%. During the period shown in the bar chart, the best performance for a quarter was 10.73% (for the quarter ended March 31, 2024) and the worst performance was 2.16% (for the quarter ended December 31, 2024).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	14.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	10.73%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	2.16%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.activepassive.com
Performance Availability Phone [Text]	1-800-617-0004